Schedule 1 - Yield, Inc,'s FS 2014, 2013 NRG Yield CF - USD ($) $ in Thousands		3 Months Ended																			5 Months Ended		6 Months Ended			7 Months Ended	12 Months Ended
	Jul. 22, 2013	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015	[2]	Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014	[2]	Jun. 30, 2014	[2]	Mar. 31, 2014	[2]	Dec. 31, 2013		Jun. 30, 2016	Jun. 30, 2015		Jul. 22, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating Income		$ 128,000	$ 72,000	[1]	$ 70,000		$ 101,000		$ 99,000	[2],[3]	$ 50,000	[1],[2]	$ 74,000	[2]	$ 97,000		$ 82,000		$ 53,000				$ 200,000	$ 149,000	[3]		$ 320,000	[4]	$ 306,000	[4]	$ 181,000	[4]
Income (Loss) from Equity Method Investments		(13,000)	(3,000)	[1],[5]					(4,000)	[3]	(3,000)	[1],[5]											(16,000)	(7,000)	[3]		(26,000)	[4],[6]	(17,000)	[4],[6]	(20,000)	[4],[6]
Net Cash Provided by (Used in) Operating Activities			89,000	[5]							62,000	[5]											215,000	98,000	[7]		405,000	[6]	362,000	[6]	168,000	[6]
Payments of Capital Distribution			(4,000)																				6,000			$ (312,000)	(59,000)		(335,000)	[6]	(648,000)	[6]
Proceeds from Issuance of Long-term Debt																							0	293,000			293,000		523,000		933,000
Net Cash Used in Investing Activities			(21,000)	[5]							(452,000)	[5]											(34,000)	(820,000)	[7]		(1,108,000)		(739,000)	[6]	(965,000)	[6]
Proceeds from the issuance of common stock	$ 468,000																						0	600,000	[7]		599,000		630,000	[6]	468,000	[6]
Payments of Ordinary Dividends, Common Stock																					$ (15,000)						(139,000)		(101,000)
Net Cash Provided by Financing Activities			(103,000)	[5]							95,000	[5]											(203,000)	600,000	[7]		385,000		747,000	[6]	834,000	[6]
Cash and Cash Equivalents, Period Increase (Decrease)			(35,000)	[5]							(295,000)	[5]											(22,000)	(122,000)	[7]		(318,000)		370,000	[6]	37,000	[6]
Cash and cash equivalents		$ 89,000	$ 76,000	[5],[8]	111,000	[8],[9]			$ 307,000	[7]	$ 134,000	[5]	429,000	[5],[6],[7],[9]							59,000	[6]	$ 89,000	$ 307,000	[7]		111,000	[8],[9]	429,000	[5],[6],[7],[9]	59,000	[6]	$ 22,000	[6]
NRG Yield [Member]
Net Cash Provided by (Used in) Operating Activities																											2,000		(1,000)	[10]	5,000	[10]
Payments of Capital Distribution																											(600,000)		(630,000)	[10]	(468,000)	[10]
Proceeds from Issuance of Long-term Debt																											288,000		345,000	[10]	0	[10]
Increase (Decrease) in Notes Receivable, Related Parties																											(281,000)		(337,000)	[10]	0	[10]
Net Cash Used in Investing Activities																											(881,000)		(967,000)	[10]	(468,000)	[10]
Proceeds from the issuance of common stock																											599,000		630,000	[10]	468,000	[10]
Payments of Financing Costs																											(7,000)		(7,000)	[10]	0	[10]
Proceeds from Contributions from Affiliates																											69,000		41,000	[10]	0	[10]
Payments of Ordinary Dividends, Common Stock																											(69,000)		(41,000)	[10]	(5,000)	[10]
Net Cash Provided by Financing Activities																											880,000		968,000	[10]	463,000	[10]
Cash and Cash Equivalents, Period Increase (Decrease)																											1,000		0	[10]	0	[10]
Cash and cash equivalents					$ 1,000								$ 0	[10]							$ 0	[10]					$ 1,000		$ 0	[10]	$ 0	[10]	$ 0	[10]

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	a) The Company's unaudited quarterly financial data was recast for the effect of the effect of the CVSR Drop Down.
[3]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[8]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[9]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[10]	Retrospectively adjusted as discussed in Item 15 — Note 1, Nature of Business of the Company's Consolidated Financial Statements.